ASSET RETIREMENT OBLIGATIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligations	$ 214,960	$ 197,904
Undiscounted future liability	225,229
Accretion expense	$ 15,687	$ 12,669	$ 13,951